Commitments and Contingencies (Details) - Schedule of Operating Lease Related Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Rights of use lease assets	$ 796,653	$ 1,666,777
Operating lease liabilities, current	236,294	480,633
Operating lease liabilities, noncurrent	571,862	1,221,845
Total operating lease liabilities	$ 808,156	$ 1,702,478